PREMISES LEASES (Narrative) (Details)	1 Months Ended	4 Months Ended	12 Months Ended				24 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)	Sep. 01, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset			$ 138,863		$ 0
Interest expense on lease liabilities			2,173		$ 0	$ 0
Commercial laboratory [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease		1 year
Monthly base rent		$ 1,709
Lease cost			18,673
Apartment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease	1 year
Monthly base rent	$ 5,300
Lease cost			$ 73,700
Extended term of lease							2 years
Monthly base rent for first year				$ 5,510
Monthly base rent for second year				$ 5,630